Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands						6 Months Ended
	Dec. 24, 2017 $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Nov. 06, 2017 USD ($) shares	Sep. 27, 2017 $ / shares shares	Mar. 27, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) shares	Nov. 06, 2017 ₪ / shares	Nov. 06, 2017 $ / shares
Shareholders' Equity (Textual)
Options grant/vest, description						The options vest and become exercisable at a rate of 1/16 of the options every three months.
Non-Employee Plan [Member]
Shareholders' Equity (Textual)
Ordinary shares available for future grant | shares						280,000
Options vesting period						4 years
Options expiration term, description						Options granted under the Non-Employee Director Plan generally expire after six years from the date of grant.
Equity Incentive Plan [Member]
Shareholders' Equity (Textual)
Options grant/vest, description						The per share exercise price for options shall be no less than 100% of the fair market value per ordinary share on the date of grant.
Ordinary shares available for future grant | shares						2,074,053
Options vesting period						4 years
Options expiration term, description						Options granted under the Equity Incentive Plan generally expire after six years from the date of grant.
Non-vested stock options [Member]
Shareholders' Equity (Textual)
Unrecognized compensation expense						$ 1,781
Recognized over remaining weighted average period						2 years 10 months 28 days
Non-vested stock options [Member] | Non-Employee Plan [Member]
Shareholders' Equity (Textual)
Unrecognized compensation expense						$ 17
Recognized over remaining weighted average period						6 months
RSUs [Member]
Shareholders' Equity (Textual)
Unrecognized compensation expense						$ 829
Recognized over remaining weighted average period						3 years 6 months 25 days
Conversion of Convertible notes [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares | shares				11,594
Aggregate principal amount					$ 6,300
Interest rate					5.00%
Debt instrument, description					(i) 50% cash and (ii) 50% cash or ordinary shares at Cyren's election.
Notes, term					2 years 6 months
Conversion price, per share | $ / shares	$ 1.85	$ 1.85		$ 2.50	$ 2.50
Conversion price, description					The conversion price was subject to adjustment should future equity issuances be priced at less than $2.10 per share.
Conversion of amount		$ 925
Conversion of shares | shares	2,944,813	500,000
Private offering [Member] | Warburg Pincus [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares | shares			10,595,521
Offering price per share | (per share)							₪ 0.15	$ 1.85
Proceeds received from issuance of ordinary shares			$ 18,971
Issuance expenses on ordinary shares			$ 631
Ownership, percentage	52.00%